SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of options and RSUs
Outstanding at January 1	3,574,401
Granted	1,532,548
Exercised	(1,824,876)
Cancelled	(217,399)
Outstanding at December 31	3,064,674	3,574,401
Exercisable at December 31	618,230
Vested and expected to vest at December 31	3,264,763
Weighted average Exercise price
Outstanding at January 1	$ 2.46
Granted	0.01
Exercised	2.19
Cancelled	2.53
Outstanding at December 31	1.39	$ 2.46
Exercisable at December 31	5.1
Vested and expected to vest at December 31	$ 1.46
Weighted average Remaining contractual term
Outstanding	59 years 8 months 12 days	45 years 10 months 24 days
Exercisable at December 31	3 years 3 months 18 days
Vested and expected to vest at December 31	10 months 17 days
Aggregate intrinsic value
Outstanding at January 1	$ 77,173
Exercised	35,811
Outstanding at December 31	73,284	$ 77,173
Exercisable at December 31	12,488
Vested and expected to vest at December 31	$ 138,673
Performance Based Stock Options Member
Number of options and RSUs
Outstanding at January 1	903,900
Granted	417,628
Exercised	(650,794)
Cancelled	(78,223)
Outstanding at December 31	592,511	903,900
Exercisable at December 31	56,250
Vested and expected to vest at December 31	658,487
Weighted average Exercise price
Outstanding at January 1	$ 2.37
Granted	0.01
Exercised	2.83
Cancelled	0.01
Outstanding at December 31	0.51	$ 2.37
Exercisable at December 31	5.35
Vested and expected to vest at December 31	$ 0.46
Weighted average Remaining contractual term
Outstanding	70 years 7 months 20 days	46 years 1 month 28 days
Exercisable at December 31	4 years 6 months 29 days
Vested and expected to vest at December 31	4 months 20 days
Aggregate intrinsic value
Outstanding at January 1	$ 19,599
Exercised	12,493
Outstanding at December 31	14,690	$ 19,599
Exercisable at December 31	1,122
Vested and expected to vest at December 31	$ 29,926